ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Accounts receivable	$ 98,011	$ 128,038
Allowance for doubtful accounts	(31,127)	(34,366)
Accounts receivable, net	$ 66,884	$ 93,672